Financial risk management - Liquidity Risk (Details) - Liquidity risk - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	€ 5,319	€ 4,875
Amounts payable to related parties	373	270
Borrowings	11,886	11,803
Derivatives	206	268
Lease liabilities	787	774
Total financial liabilities	18,571	17,990
Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	5,319	4,875
Amounts payable to related parties	373	270
Borrowings	1,376	1,322
Derivatives	45	99
Lease liabilities	172	159
Total financial liabilities	7,285	6,725
1 to 3 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	0	0
Amounts payable to related parties	0	0
Borrowings	2,332	2,325
Derivatives	58	42
Lease liabilities	269	237
Total financial liabilities	2,659	2,604
3 to 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	0	0
Amounts payable to related parties	0	0
Borrowings	2,916	2,681
Derivatives	15	39
Lease liabilities	142	141
Total financial liabilities	3,073	2,861
More than 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	0	0
Amounts payable to related parties	0	0
Borrowings	5,262	5,475
Derivatives	88	88
Lease liabilities	204	237
Total financial liabilities	€ 5,554	€ 5,800